Fair Value (Quantitative Information about Level 3 Fair Value Measurements) (Detail) - Fair Value, Measurements, Recurring [Member] - Level 3 [Member] ¥ in Millions		Mar. 31, 2021 JPY (¥) yr	Mar. 31, 2020 JPY (¥) yr
Interest Rate Contracts [Member] | Option Model [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Fair value	[1]	¥ 12,841	¥ (728)
Interest Rate Contracts [Member] | Option Model [Member] | Correlation Between Interest Rates [Member] | Minimum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs		0.300	0.329
Interest Rate Contracts [Member] | Option Model [Member] | Correlation Between Interest Rates [Member] | Maximum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs		0.619	0.625
Interest Rate Contracts [Member] | Option Model [Member] | Correlation Between Interest Rates [Member] | Median [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs	[2]	0.448
Interest Rate Contracts [Member] | Option Model [Member] | Correlation Between Interest Rate and Foreign Exchange Rate [Member] | Minimum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs		0.151	0.167
Interest Rate Contracts [Member] | Option Model [Member] | Correlation Between Interest Rate and Foreign Exchange Rate [Member] | Maximum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs		0.600	0.600
Interest Rate Contracts [Member] | Option Model [Member] | Correlation Between Interest Rate and Foreign Exchange Rate [Member] | Median [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs	[2]	0.416
Interest Rate Contracts [Member] | Option Model [Member] | Volatility [Member] | Minimum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs		0.000	0.000
Interest Rate Contracts [Member] | Option Model [Member] | Volatility [Member] | Maximum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs		1.000	1.000
Interest Rate Contracts [Member] | Option Model [Member] | Volatility [Member] | Median [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs	[2]	0.650
Foreign Exchange Contracts [Member] | Option Model [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Fair value	[1]	¥ 7,283	¥ 5,005
Foreign Exchange Contracts [Member] | Option Model [Member] | Correlation Between Interest Rates [Member] | Minimum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs		0.100	0.300
Foreign Exchange Contracts [Member] | Option Model [Member] | Correlation Between Interest Rates [Member] | Maximum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs		0.700	0.700
Foreign Exchange Contracts [Member] | Option Model [Member] | Correlation Between Interest Rates [Member] | Median [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs	[2]	0.510
Foreign Exchange Contracts [Member] | Option Model [Member] | Correlation Between Interest Rate and Foreign Exchange Rate [Member] | Minimum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs		0.000	0.158
Foreign Exchange Contracts [Member] | Option Model [Member] | Correlation Between Interest Rate and Foreign Exchange Rate [Member] | Maximum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs		0.600	0.600
Foreign Exchange Contracts [Member] | Option Model [Member] | Correlation Between Interest Rate and Foreign Exchange Rate [Member] | Median [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs	[2]	0.389
Foreign Exchange Contracts [Member] | Option Model [Member] | Correlation Between Foreign Exchange Rates [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs			0.600
Foreign Exchange Contracts [Member] | Option Model [Member] | Correlation Between Foreign Exchange Rates [Member] | Minimum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs		0.500
Foreign Exchange Contracts [Member] | Option Model [Member] | Correlation Between Foreign Exchange Rates [Member] | Maximum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs		0.706
Foreign Exchange Contracts [Member] | Option Model [Member] | Correlation Between Foreign Exchange Rates [Member] | Median [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs	[2]	0.664
Foreign Exchange Contracts [Member] | Option Model [Member] | Volatility [Member] | Minimum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs		0.095	0.075
Foreign Exchange Contracts [Member] | Option Model [Member] | Volatility [Member] | Maximum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs		0.221	0.170
Foreign Exchange Contracts [Member] | Option Model [Member] | Volatility [Member] | Median [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs	[2]	0.137
Equity Contracts [Member] | Discounted Cash Flow [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Fair value	[1]	¥ 5,557	¥ 6,166
Equity Contracts [Member] | Discounted Cash Flow [Member] | Term of Litigation [Member] | Minimum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs | yr		0.0	0.1
Equity Contracts [Member] | Discounted Cash Flow [Member] | Term of Litigation [Member] | Maximum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs | yr		1.2	1.1
Equity Contracts [Member] | Discounted Cash Flow [Member] | Term of Litigation [Member] | Median [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs | yr	[2]	0.6
Equity Contracts [Member] | Option Model [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Fair value	[1]	¥ (4,597)	¥ (10,038)
Equity Contracts [Member] | Option Model [Member] | Volatility [Member] | Minimum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs		0.275	0.242
Equity Contracts [Member] | Option Model [Member] | Volatility [Member] | Maximum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs		0.400	0.320
Equity Contracts [Member] | Option Model [Member] | Volatility [Member] | Median [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs	[2]	0.318
Equity Contracts [Member] | Option Model [Member] | Correlation Between Foreign Exchange Rate and Equity [Member] | Minimum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs		(0.584)	(0.584)
Equity Contracts [Member] | Option Model [Member] | Correlation Between Foreign Exchange Rate and Equity [Member] | Maximum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs		0.550	0.569
Equity Contracts [Member] | Option Model [Member] | Correlation Between Foreign Exchange Rate and Equity [Member] | Median [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs	[2]	0.262
Equity Contracts [Member] | Option Model [Member] | Correlation Between Equities [Member] | Minimum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs		0.150	0.195
Equity Contracts [Member] | Option Model [Member] | Correlation Between Equities [Member] | Maximum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs		0.950	0.810
Equity Contracts [Member] | Option Model [Member] | Correlation Between Equities [Member] | Median [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives—net, Significant unobservable inputs	[2]	0.540
Foreign Government and Official Institution Bonds [Member] | Return on Equity Method [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Fair value	[1]	¥ 16,718	¥ 15,767
Foreign Government and Official Institution Bonds [Member] | Return on Equity Method [Member] | Probability of Default [Member] | Minimum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs		0.002	0.002
Foreign Government and Official Institution Bonds [Member] | Return on Equity Method [Member] | Probability of Default [Member] | Maximum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs		0.018	0.013
Foreign Government and Official Institution Bonds [Member] | Return on Equity Method [Member] | Probability of Default [Member] | Weighted Average [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	[2]	0.005	0.004
Foreign Government and Official Institution Bonds [Member] | Return on Equity Method [Member] | Recovery Rate [Member] | Minimum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs		0.350	0.550
Foreign Government and Official Institution Bonds [Member] | Return on Equity Method [Member] | Recovery Rate [Member] | Maximum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs		0.900	0.900
Foreign Government and Official Institution Bonds [Member] | Return on Equity Method [Member] | Recovery Rate [Member] | Weighted Average [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	[2]	0.669	0.699
Foreign Government and Official Institution Bonds [Member] | Return on Equity Method [Member] | Market-required Return on Capital [Member] | Minimum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs		0.080	0.080
Foreign Government and Official Institution Bonds [Member] | Return on Equity Method [Member] | Market-required Return on Capital [Member] | Maximum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs		0.100	0.100
Foreign Government and Official Institution Bonds [Member] | Return on Equity Method [Member] | Market-required Return on Capital [Member] | Weighted Average [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	[2]	0.100	0.099
Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member] | Discounted Cash Flow [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Fair value	[1]	¥ 89,607	¥ 92,025
Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member] | Discounted Cash Flow [Member] | Probability of Default [Member] | Minimum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs		0.043	0.012
Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member] | Discounted Cash Flow [Member] | Probability of Default [Member] | Maximum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs		0.049	0.053
Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member] | Discounted Cash Flow [Member] | Probability of Default [Member] | Weighted Average [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	[2]	0.047	0.050
Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member] | Discounted Cash Flow [Member] | Recovery Rate [Member] | Minimum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs		0.780	0.600
Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member] | Discounted Cash Flow [Member] | Recovery Rate [Member] | Maximum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs		0.966	0.760
Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member] | Discounted Cash Flow [Member] | Recovery Rate [Member] | Weighted Average [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	[2]	0.906	0.682
Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member] | Internal Model [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Fair value	[1]	¥ 279,547	¥ 389,170
Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member] | Internal Model [Member] | Asset Correlations [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	[3]	0.030	0.010
Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member] | Internal Model [Member] | Asset Correlations [Member] | Weighted Average [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	[2],[3]	0.030	0.010
Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member] | Internal Model [Member] | Discount Factor [Member] | Minimum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	[3]	0.013	0.011
Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member] | Internal Model [Member] | Discount Factor [Member] | Maximum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	[3]	0.016	0.014
Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member] | Internal Model [Member] | Discount Factor [Member] | Weighted Average [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	[2],[3]	0.013	0.014
Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member] | Internal Model [Member] | Prepayment Rate [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	[3]	0.183	0.210
Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member] | Internal Model [Member] | Prepayment Rate [Member] | Weighted Average [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	[2],[3]	0.183	0.210
Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member] | Internal Model [Member] | Probability of Default [Member] | Minimum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	[3]	0.000	0.000
Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member] | Internal Model [Member] | Probability of Default [Member] | Maximum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	[3]	0.837	0.990
Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member] | Internal Model [Member] | Probability of Default [Member] | Weighted Average [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	[2],[3],[4]	0	0
Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member] | Internal Model [Member] | Recovery Rate [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	[3]	0.574	0.578
Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member] | Internal Model [Member] | Recovery Rate [Member] | Weighted Average [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	[2],[3]	0.574	0.578
Other Debt Securities [Member] | Discounted Cash Flow [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Fair value	[1]	¥ 313,895	¥ 6,651
Other Debt Securities [Member] | Discounted Cash Flow [Member] | Liquidity Premium [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs			0.024
Other Debt Securities [Member] | Discounted Cash Flow [Member] | Liquidity Premium [Member] | Minimum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs		0.010
Other Debt Securities [Member] | Discounted Cash Flow [Member] | Liquidity Premium [Member] | Maximum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs		0.032
Other Debt Securities [Member] | Discounted Cash Flow [Member] | Liquidity Premium [Member] | Weighted Average [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	[2]	0.029	0.024
Other Debt Securities [Member] | Return on Equity Method [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Fair value	[1]	¥ 79,541	¥ 86,734
Other Debt Securities [Member] | Return on Equity Method [Member] | Probability of Default [Member] | Minimum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs		0.000	0.000
Other Debt Securities [Member] | Return on Equity Method [Member] | Probability of Default [Member] | Maximum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs		0.080	0.250
Other Debt Securities [Member] | Return on Equity Method [Member] | Probability of Default [Member] | Weighted Average [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	[2]	0.004	0.003
Other Debt Securities [Member] | Return on Equity Method [Member] | Recovery Rate [Member] | Minimum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs		0.600	0.600
Other Debt Securities [Member] | Return on Equity Method [Member] | Recovery Rate [Member] | Maximum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs		0.900	0.900
Other Debt Securities [Member] | Return on Equity Method [Member] | Recovery Rate [Member] | Weighted Average [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	[2]	0.788	0.798
Other Debt Securities [Member] | Return on Equity Method [Member] | Market-required Return on Capital [Member] | Minimum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs		0.080	0.080
Other Debt Securities [Member] | Return on Equity Method [Member] | Market-required Return on Capital [Member] | Maximum [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs		0.100	0.100
Other Debt Securities [Member] | Return on Equity Method [Member] | Market-required Return on Capital [Member] | Weighted Average [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	[2]	0.100	0.094
Equity Securities [Member] | Discounted Cash Flow [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Fair value	[1]		¥ 27,144
Equity Securities [Member] | Discounted Cash Flow [Member] | Liquidity Premium [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs			0.010
Equity Securities [Member] | Discounted Cash Flow [Member] | Liquidity Premium [Member] | Weighted Average [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities, Significant unobservable inputs	[2]		0.010

[1]	The fair value as of March 31, 2020 and 2021 excludes the fair value of investments valued using vendor prices.
[2]	Weighted average is calculated by weighing each input by the relative fair value of the respective financial instruments for investment securities. Median is used for derivative instruments.
[3]	For further detail of Internal model, refer to the last paragraph of “Trading Account Assets and Liabilities—Trading Account Securities”.
[4]	See “Probability of default” in “Changes in and range of unobservable inputs”.